Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of due to related parties

	December 31, 2018	December 31, 2017
Zhentao Jiang	$-	$-
Wenjie Tang	-	1,301,534
Total notes payable - related parties	-	1,301,534

Zhentao Jiang	1,307,264	-
Wenjie Tang	11,318	19,949
Guofu Zhang	29,399	40,902
Total due to related parties	1,347,981	60,851
Total	$1,347,981	$1,362,385